Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Profit for the year	R$ 9,579,563	R$ 3,523,531	R$ 3,121,267
Weighted average number of common shares issued	683,509,869	683,509,869	683,509,869
Basic earnings per share (reais per share)	R$ 14.02	R$ 5.16	R$ 4.57
Diluted earnings per share (reais per share)	R$ 14.02	R$ 5.16	R$ 4.57